Other Liabilities	6 Months Ended
Jun. 30, 2019
Liabilities [Abstract]
OTHER LIABILITIES
16.	OTHER LIABILITIES

Other liabilities as of June 30, 2019 and December 31, 2018 consisted of:

	June 30, 2019	December 31, 2018

Interest payable	$15,685,075	$10,617,533
Accruals	159,785	142,753
Other payables	356,938	415,224
Long-term debt	4,077,590	4,071,188
	$20,279,388	$15,246,698

On November 16, 2016, Feng Hui received a loan of US$2,879,865 (RMB 20,000,000) from Urumqi High-speed Railway Hub Comprehensive Development & Construction Investment Co., Ltd. with maturity date of November 15, 2021 from November 16, 2016. The interest rate is 1% and the principal is due upon maturity.

On August 25, 2017, Feng Hui received a loan of US$1,229,372 from Xinjiang software park Co., Ltd. with maturity date of August 24, 2022 from August, 2017. The interest rate is 1% and the principal is due upon maturity.